Long-term Debt (Future Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014-2018	$ 0
Thereafter	15,800
Total	$ 15,800	$ 40,800